Additional Financial Information of Parent Company - Schedule I Balance Sheets (Details)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
ASSETS
Cash and cash equivalents	¥ 261,275,422	$ 36,799,874	¥ 480,260,071	$ 36,799,874	¥ 601,769,949
Other current assets	3,203,886	451,258	3,398,964
Total current assets	282,601,683	39,803,615	496,613,611
Investment in subsidiaries and VIE			29,886,783
Total Assets	917,995,483	129,296,961	950,307,331
LIABILITIES
Other current liabilities	48,083,188	6,772,375	38,841,490
Total Liabilities	90,646,568	12,767,301	100,595,606
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 191,052,818 and 191,052,818 shares issued and outstanding, as of December 31, 2022 and 2023, respectively)	597,739	84,190	597,739
Additional paid-in capital	1,093,762,610	154,053,242	1,093,762,610
Accumulated deficit	(320,552,501)	(45,148,875)	(296,885,493)
Accumulated other comprehensive income	53,531,219	7,539,715	52,227,157
Total Jupai shareholders' equity	827,339,067	116,528,272	849,702,013
TOTAL LIABILITIES AND SHAREHOLERS' EQUITY	917,995,483	129,296,961	950,307,331
Parent Company
ASSETS
Cash and cash equivalents	(227)	(32)	13,829,761	$ 1,947,881	¥ 17,664,031	¥ 19,582,251
Other current assets	1,134,365	159,772	785,246
Total current assets	1,134,138	159,740	14,615,007
Investment in subsidiaries and VIE	637,819,558	89,835,006	658,901,691
Loan to subsidiaries	211,912,032	29,847,185	200,190,258
Total Assets	850,865,728	119,841,931	873,706,956
LIABILITIES
Other current liabilities	10,269,915	1,446,487	10,969,245
Amounts due to related parties - non-current	13,256,746	1,867,174	13,035,698
Total Liabilities	23,526,661	3,313,661	24,004,943
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 191,052,818 and 191,052,818 shares issued and outstanding, as of December 31, 2022 and 2023, respectively)	597,739	84,190	597,739
Additional paid-in capital	1,093,762,610	154,053,242	1,093,762,610
Accumulated deficit	(320,552,501)	(45,148,875)	(296,885,493)
Accumulated other comprehensive income	53,531,219	7,539,713	52,227,157
Total Jupai shareholders' equity	827,339,067	116,528,270	849,702,013
TOTAL LIABILITIES AND SHAREHOLERS' EQUITY	¥ 850,865,728	$ 119,841,931	¥ 873,706,956